Derivatives and hedging activities (Details 6) - CHF (SFr) SFr in Billions	Jun. 30, 2021	Dec. 31, 2020
Investment securities
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 0.6	SFr 0.4
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Long-term debt
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge	75.5	65.8
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	0.8	1.9
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.7	0.8
Net loans
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	21.6	20.5
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(0.1)	0.2
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.4	0.5
Bank | Investment securities
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	0.6	0.4
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Bank | Long-term debt
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge	72.1	65.8
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	0.9	1.9
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.7	0.8
Bank | Net loans
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	21.6	20.5
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	(0.1)	0.2
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	SFr 0.4	SFr 0.5